Stock-based compensation - Summary of RSU Awards and PSU Awards Activity (Details)	12 Months Ended
Mar. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance, shares
Ending balance, shares	512,663
RSU [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance, shares	0
Granted	2,172,234
Vested	0
Forfeited	(169,815)
Ending balance, shares	2,002,419
Beginning balance, Weighted average fair value per share | $ / shares	$ 0
Granted, Weighted average fair value per share | $ / shares	20.12
Vested,Weighted average fair value per share | $ / shares	0
Forfeited, Weighted average fair value per share | $ / shares	16.78
Ending balance, Weighted average fair value per share | $ / shares	$ 20.4
PSU [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance, shares	0
Granted	219,713
Vested	0
Forfeited	0
Ending balance, shares	219,713
Beginning balance, Weighted average fair value per share | $ / shares	$ 0
Granted, Weighted average fair value per share | $ / shares	23.01
Vested,Weighted average fair value per share | $ / shares	0
Forfeited, Weighted average fair value per share | $ / shares	0
Ending balance, Weighted average fair value per share | $ / shares	$ 23.01